Convertible Notes (Details) - USD ($)						3 Months Ended		12 Months Ended
	Nov. 30, 2022	Sep. 09, 2022	Aug. 11, 2022	Aug. 09, 2022	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 21, 2022
Convertible Notes (Details) [Line Items]
Principal amount			$ 20,000,000	$ 20,000,000							$ 15,000,000
Convertible amount		$ 2,000,000
Bear interest rate						10.00%		10.00%
Maturity date						Nov. 11, 2023		Nov. 11, 2023
Annual interest rate						10.00%		10.00%
Convertible debentures percentage						7.50%		7.50%
Conversion price (in Dollars per share)						$ 2.4733		$ 2.4733
Weighted average price percentage						97.00%		97.00%
Floor price (in Dollars per share)						$ 0.5		$ 0.5
Redemption premium percentage						5.00%		5.00%
Derivative liabilities						$ 500,000		$ 400,000
Issuance discount								54,300,000
Conversion of principal amount									21,540,000
Convertible of additional amount	$ 20,000,000
Conversion price per share (in Dollars per share)						$ 2.3817		$ 2.3817
Amount received			20,000,000
Fair value of derivative liabilities						$ 100,000
Other income (expense)						475,000	$ (732,000)	$ (1,368,000)	$ (364,000)
Convertible promissory note				20,000,000
Sold and issued amount			20,000,000
Proceeds received						$ 20,000,000
Common Stock [Member]
Convertible Notes (Details) [Line Items]
Principal amount				35,000,000
Convertible Debentures [Member]
Convertible Notes (Details) [Line Items]
Principal amount			20,000,000					$ 33,000,000
Bear interest rate						6.00%		6.00%
Floor price (in Dollars per share)						$ 0.59		$ 0.96
Redemption premium percentage						5.00%		5.00%
Consecutive trading day						5		5
Common stock available percentage						95.00%		95.00%
Payment of accrued interest						$ 1,000,000		$ 4,000,000
Closing price percentage						85.00%		85.00%
Change in fair value of derivative liabilities								$ 7,400,000
Original issuance discount						2.00%		2.00%
Issuance discount						$ 34,300,000		$ 34,300,000
Unamortized debt and issuance costs								6,200,000
Net of unamortized debt discounts						4,400,000		6,200,000
Interest expense						400,000
Conversion of principal amount								2,000,000
Accrued and unpaid interest								$ 100,000
Conversion of common stock (in Shares)								2,078,332
Principal payments						9,000,000
Payment of redemption						500,000
Principal balance						24,000,000
Issuance costs						33,000,000
Other income (expense)						$ 1,800,000
Convertible Debentures [Member] | Common Stock [Member]
Convertible Notes (Details) [Line Items]
Common stock available percentage						95.00%		95.00%
Payment of accrued interest						$ 4,000,000
Convertible Notes Payable [Member]
Convertible Notes (Details) [Line Items]
Principal amount			$ 20,000,000			20,000,000		$ 20,000,000		$ 21,500,000
Convertible amount					$ 21,500,000
Bear interest rate								8.00%
Unamortized debt and issuance costs								$ 100,000
Net of unamortized debt discounts						100,000		100,000
Interest expense						$ 500,000		800,000
Convertible Notes Payable [Member] | Maximum [Member]
Convertible Notes (Details) [Line Items]
Maturities range										10 years
Convertible Notes Payable [Member] | Minimum [Member]
Convertible Notes (Details) [Line Items]
Maturities range										1 year
Group 1 Converted Notes [Member]
Convertible Notes (Details) [Line Items]
Unamortized debt discounts								1,200,000
Group 1 Converted Notes [Member] | Maximum [Member]
Convertible Notes (Details) [Line Items]
Valuation cap ranges								$ 200,000
Group 1 Converted Notes [Member] | Convertible Notes Payable [Member]
Convertible Notes (Details) [Line Items]
Maturities range								10 years
Convertible notes issued amonut								$ 6,400,000
Conversion feature, intrinsic value								0
Unamortized debt discounts								$ 489,000
Group 1 Converted Notes [Member] | Convertible Notes Payable [Member] | Maximum [Member]
Convertible Notes (Details) [Line Items]
Equity issued per share price percentage								90.00%
Group 1 Converted Notes [Member] | Convertible Notes Payable [Member] | Minimum [Member]
Convertible Notes (Details) [Line Items]
Equity issued per share price percentage								80.00%
Valuation cap ranges								$ 10,000
Group 2 Converted Notes [Member]
Convertible Notes (Details) [Line Items]
Valuation cap ranges								60,000,000
Group 2 Converted Notes [Member] | Convertible Notes Payable [Member]
Convertible Notes (Details) [Line Items]
Convertible notes issued amonut								14,100,000
Valuation cap ranges								60,000,000
Conversion feature, intrinsic value								0
Unamortized debt discounts								4,000,000
Incurred debt discounts								$ 5,200,000
Group 2 Converted Notes [Member] | Convertible Notes Payable [Member] | Maximum [Member]
Convertible Notes (Details) [Line Items]
Equity issued per share price percentage								90.00%
Group 2 Converted Notes [Member] | Convertible Notes Payable [Member] | Minimum [Member]
Convertible Notes (Details) [Line Items]
Equity issued per share price percentage								80.00%
Valuation cap ranges								$ 30,000,000
Group 3 Converted Notes [Member] | Convertible Notes Payable [Member]
Convertible Notes (Details) [Line Items]
Convertible notes issued amonut								1,000,000
Conversion feature, intrinsic value								0
Unamortized debt discounts								$ 0		$ 645,000
Accrued interest								2.00%
Outstanding equity percentage								2.00%
Amortization of debt discount								$ 0
Securities Purchase Agreement [Member]
Convertible Notes (Details) [Line Items]
Principal amount				$ 35,000,000
Beneficial ownership percentage						9.99%		9.99%
Securities Purchase Agreement [Member] | Convertible Notes Payable [Member]
Convertible Notes (Details) [Line Items]
Beneficial ownership percentage						19.99%		19.99%
Other Nonoperating Income (Expense) [Member] | Convertible Debentures [Member]
Convertible Notes (Details) [Line Items]
Net of unamortized debt discounts								$ 2,600,000
Interest expense								700,000
Yorkville [Member]
Convertible Notes (Details) [Line Items]
Debt issuance costs						$ 300,000		300,000
Aljomaih [Member]
Convertible Notes (Details) [Line Items]
Debt issuance costs						$ 100,000		$ 100,000